Financial risk management (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	$ 2,606	$ (3,979)	$ 6,286	$ (4,853)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Total	3,949	(6,027)	9,524	(7,352)
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	$ (1,343)	$ 2,048	$ (3,238)	$ 2,499